Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment.
Schedule of changes in property, plant and equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2023:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Power plant	$42,989	$5	$—	$(1,011)	$41,983
Equipment	2,499	14	—	(4)	2,509
Office equipment	2,311	174	(156)	23	2,352
Right-of-use assets*	1,341	—	—	6	1,347
	$49,140	$193	$(156)	$(986)	$48,191

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Power plant	$17,197	$1,798	$—	$(441)	$18,554
Equipment	1,657	358	—	(4)	2,011
Office equipment	702	242	(155)	2	791
Right-of-use assets*	713	364	—	5	1,082
	20,269	$2,762	$(155)	$(438)	22,438
Net book value	$28,871				$25,753

*    Primarily consisting of office premises.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2022:

				Reclassification	Currency
	Opening			to assets	translation	Ending
Costs	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$65,742	$—	$—	$(25,500)	$2,747	$42,989
Equipment	3,401	3	(903)	—	(2)	2,499
Office equipment	1,780	469	(14)	—	76	2,311
Right-of-use assets*	1,523	295	(482)	—	5	1,341
	$72,446	$767	$(1,399)	$(25,500)	$2,826	$49,140

				Reclassification	Currency
	Opening			to assets	translation	Ending
Accumulated depreciation	balance	Additions	Disposals	held for sale	adjustments	balance
Refinery and power plants	$19,839	$2,659	$—	$(6,363)	$1,062	$17,197
Equipment	2,158	371	(869)	—	(3)	1,657
Office equipment	553	124	(14)	—	39	702
Right-of-use assets*	831	349	(481)	—	14	713
	23,381	$3,503	$(1,364)	$(6,363)	$1,112	20,269
Net book value	$49,065					$28,871

*    Primarily consisting of office premises.